Financial instruments (Details) ₨ in Thousands, $ in Thousands		Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Assets
Cash and cash equivalents		₨ 2,318,480	$ 30,755	₨ 1,934,918	₨ 1,991,846
Other assets		917,216	12,167	1,831,937
Trade Receivables	[1]	9,631,400		10,003,960
Other receivables	[2]	2,440,583		2,623,480
Other investments		211,972	2,812	194,639
Liabilities
Bank overdraft		1,235,794	$ 16,393	1,553,203	₨ 2,121,537
Lease liabilities		1,826,210		1,786,852
Other liabilities		33,420		172,423
Financial assets at carrying value, class [member]
Assets
Cash and cash equivalents		2,651,085		2,247,975
Other assets		350,972		347,189
Trade Receivables		9,631,400		10,003,960
Other receivables		139,122		69,513
Other investments		211,972		194,639
Financial assets at fair value, class [member]
Assets
Cash and cash equivalents		2,651,085		2,247,975
Other assets		350,972		347,189
Trade Receivables		9,631,400		10,003,960
Other receivables		139,122		69,513
Other investments		211,972		194,639
Financial liabilities at carrying value, class [member]
Liabilities
Bank overdraft		1,235,794		1,553,203
Lease liabilities		1,826,210
Finance lease liabilities				96,879
Other liabilities		77,746		172,423
Borrowings from banks		5,985,628		4,217,112
Borrowings from others		2,117,108		2,441,199
Trade and other payables		8,366,215		7,442,360
Derivative financial liabilities		428		5,066
Financial liabilities at fair value, class [member]
Liabilities
Bank overdraft		1,235,794		1,553,203
Lease liabilities		1,826,210
Finance lease liabilities				96,879
Other liabilities		77,746		172,423
Borrowings from banks		5,985,628		4,217,112
Borrowings from others		2,117,108		2,441,199
Trade and other payables		8,366,215		7,442,360
Derivative financial liabilities		428		5,066
Financial liabilities at amortised costs [member]
Liabilities
Bank overdraft		1,235,794		1,553,203
Lease liabilities		1,826,210
Finance lease liabilities				96,879
Other liabilities		77,746		172,423
Borrowings from banks		5,985,628		4,217,112
Borrowings from others		2,117,108		2,441,199
Trade and other payables		8,366,215		7,442,360
Derivative financial liabilities		0		0
Financial liabilities at FVTPL [member]
Liabilities
Bank overdraft		0		0
Lease liabilities		0
Finance lease liabilities				0
Other liabilities		0		0
Borrowings from banks		0		0
Borrowings from others		0		0
Trade and other payables		0		0
Derivative financial liabilities		428		5,066
Financial liabilities at FVTOCI [member]
Liabilities
Bank overdraft		0		0
Lease liabilities		0
Finance lease liabilities				0
Other liabilities		0		0
Borrowings from banks		0		0
Borrowings from others		0		0
Trade and other payables		0		0
Derivative financial liabilities		0		0
Financial assets at amortised costs [member]
Assets
Cash and cash equivalents		2,651,085		2,247,975
Other assets		350,972		347,189
Trade Receivables		9,631,400		10,003,960
Other receivables		139,122		69,513
Other investments		210,262		192,929
Financial assets at FVTPL [member]
Assets
Cash and cash equivalents		0		0
Other assets		0		0
Trade Receivables		0		0
Other receivables		0		0
Other investments		0		0
Financial assets at FVTOCI [member]
Assets
Cash and cash equivalents		0		0
Other assets		0		0
Trade Receivables		0		0
Other receivables		0		0
Other investments		₨ 1,710		₨ 1,710

[1]	Trade receivables as of March 31, 2020 and March 31, 2019 are stated net of allowance for doubtful receivables. The Group maintains an allowance for doubtful receivables based on expected credit loss model. The Group’s exposure to credit and currency risks and impairment losses related to trade and other receivables, excluding construction work in progress is disclosed in note 34.
[2]	Other receivables comprises of the following items: Refer Trade and other receivables (Details 3)